Collaborative arrangements (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. USD ($)	Dec. 31, 2012 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. CNY	Dec. 12, 2008 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. USD ($)	Dec. 12, 2008 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. CNY	Dec. 31, 2009 Co-development and production of humanized antibody therapeutics for tumors Epitomics, Inc. In-process research and development USD ($)
Collaborative arrangements
Maximum funding obligation							$ 5,000	31,150
Payment for acquiring license rights									1,000
Remaining funding obligation					3,000	18,690
Amount paid upon receipt of clinical trial approval from the China Food and Drug Administration					1,000	6,230
Income received as percentage of income derived from the sale, transfer, assignment, license and/or disposition of the drug outside China prior to drug entering Phase I clinical trial					40.00%	40.00%
Income received as percentage of income derived from the sale, transfer, assignment, license and/or disposition of the drug outside China after drug enters Phase I clinical trial					50.00%	50.00%
Entity's share in development cost (as a percent)					50.00%	50.00%
Entity's share in profit arising from the sales of the drug outside China (as a percent)					50.00%	50.00%
Revenue generated from the project	334,339	2,082,966	2,040,547	2,141,098	0	0
Profit generated from the project	$ 276,383	1,721,895	1,712,388	1,799,311	$ 0	0